UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6178

Nuveen New York Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         12/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New York Investment Quality Municipal Fund, Inc. (NQN)
	December 31, 2011

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.7% (1.1% of Total Investments)
$ 6,470	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	6/16 at 100.00	BBB–	$ 4,618,351
	Education and Civic Organizations – 25.1% (16.8% of Total Investments)
1,685	Dormitory Authority of the State of New York, 853 Schools Program Insured Revenue Bonds, St.	7/12 at 100.00	N/R	1,690,055
	Anne Institute, Issue 2, Series 1998E, 5.000%, 7/01/18 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University,	7/17 at 100.00	A–	3,149,580
	Series 2007A, 5.250%, 7/01/32 – NPFG Insured
935	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	BBB	978,665
	Technology, Series 2007, 5.250%, 7/01/34 – FGIC Insured
3,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, Culinary Institute of	7/12 at 100.00	BBB	3,504,760
	America, Series 1999, 5.000%, 7/01/22 – NPFG Insured
6,500	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	7/12 at 100.00	BBB	6,518,915
	Series 1998, 5.000%, 7/01/21 – NPFG Insured
125	Dormitory Authority of the State of New York, Insured Revenue Bonds, Yeshiva University,	7/12 at 100.00	A2	125,335
	Series 2001, 5.000%, 7/01/18 – AMBAC Insured
3,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	Aa2	3,202,050
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – SYNCORA GTY Insured
1,730	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	1,810,497
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
2,080	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/16 at 100.00	Aa2	2,182,856
	Facilities, Series 2006A, 5.000%, 7/01/31 – NPFG Insured
550	Dormitory Authority of the State of New York, Revenue Bonds, Barnard College, Series 2007A,	7/17 at 100.00	BBB	562,870
	5.000%, 7/01/37 – FGIC Insured
1,150	Dormitory Authority of the State of New York, Revenue Bonds, Canisius College, Series 2005,	7/15 at 100.00	Baa2	1,200,612
	5.000%, 7/01/21 – NPFG Insured
1,980	Dormitory Authority of the State of New York, Revenue Bonds, Convent of the Sacred Heart,	5/21 at 100.00	AA–	2,212,452
	Series 2011, 5.750%, 11/01/40 – AGM Insured
740	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2007,	7/17 at 100.00	AA–	792,636
	5.000%, 7/01/32 – AMBAC Insured
2,400	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	2,657,520
	2009A, 5.250%, 7/01/34
3,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series	7/19 at 100.00	AA–	3,203,820
	2009B, 5.000%, 7/01/39
1,200	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	1,312,464
	University, Series 2008C, 5.000%, 7/01/37
	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell
	University, Series 2010A:
5,000	5.000%, 7/01/35	7/20 at 100.00	Aa1	5,472,400
5,000	5.000%, 7/01/40	7/20 at 100.00	Aa1	5,453,350
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
575	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	A1	707,319
460	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	A1	566,849
4,500	Dormitory Authority of the State of New York, State and Local Appropriation Lease Bonds,	7/15 at 100.00	AA–	4,994,775
	Upstate Community Colleges, Series 2005A, 5.000%, 7/01/19 – FGIC Insured
2,390	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball	1/17 at 100.00	BB+	2,074,329
	Stadium Project, Series 2006, 5.000%, 1/01/46 – AMBAC Insured
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
890	5.000%, 3/01/31 – FGIC Insured	9/16 at 100.00	BBB–	902,700
6,080	5.000%, 3/01/36 – NPFG Insured	9/16 at 100.00	BBB	6,095,869
3,685	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB–	3,408,994
2,000	New York City Trust for Cultural Resources, New York, Revenue Bonds, American Museum of	7/14 at 100.00	AA	2,057,500
	Natural History, Series 2004A, 5.000%, 7/01/36 – NPFG Insured
800	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	816,784
	Series 2010A, 5.125%, 9/01/40
64,955	Total Education and Civic Organizations			67,655,956
	Health Care – 14.7% (9.9% of Total Investments)
590	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	8/19 at 100.00	AA+	705,805
	Hospital for Special Surgery, Series 2009, 6.250%, 8/15/34
1,715	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AA–	1,849,336
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – AGM Insured
2,575	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	2,767,533
	Hospital, Series 2004, 5.000%, 8/01/29 – FGIC Insured
3,535	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	BBB	3,868,810
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,325	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AA–	1,416,544
	2007B, 5.250%, 7/01/27 – AGC Insured
6,000	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	Aa2	6,311,340
	Center, Series 2003-1, 5.000%, 7/01/21 – NPFG Insured
1,945	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	2,110,870
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,805	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Health System	3/12 at 100.00	A3	1,806,462
	Obligated Group, Series 1998, 5.000%, 11/01/23 – NPFG Insured
1,585	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AA–	1,622,660
	Hospital Project, Series 2007, 5.000%, 8/15/36 – AGM Insured
8,525	Dormitory Authority of the State of New York, Revenue Bonds, Winthrop South Nassau University	7/12 at 100.00	Baa1	8,551,598
	Health System Obligated Group, Series 2001B, 5.250%, 7/01/26 – AMBAC Insured
	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds,
	Series 2003A:
3,150	5.250%, 2/15/21 – AMBAC Insured	2/13 at 100.00	Aa3	3,274,520
2,100	5.250%, 2/15/22 – AMBAC Insured	2/13 at 100.00	Aa3	2,184,714
2,225	Suffolk County Economic Development Corp / Nassau County Local Economic Assistance & Financing	7/21 at 100.00	A–	2,318,116
	Corp., New York, Revenue Bonds, Catholic Health Services of Long Island Obligated Group
	Project, Series 2011, 5.000%, 7/01/28
935	Westchester County Health Care Corporation, New York, Senior Lien Revenue Bonds, Series	11/20 at 100.00	A3	1,021,534
	2010-C2, 6.125%, 11/01/37
38,010	Total Health Care			39,809,842
	Housing/Multifamily – 4.4% (3.0% of Total Investments)
	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,
	Series 2005A:
1,230	5.000%, 7/01/14 – FGIC Insured	No Opt. Call	AA+	1,344,427
1,230	5.000%, 7/01/16 – FGIC Insured	7/15 at 100.00	AA+	1,375,251
5,740	New York City Housing Development Corporation, New York, Capital Fund Program Revenue Bonds,	7/15 at 100.00	AA+	6,088,590
	Series 2005A, 5.000%, 7/01/25 – NPFG Insured (UB)
420	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	1/17 at 100.00	Aaa	417,753
	Seaview Towers, Series 2006A, 4.750%, 7/15/39 – AMBAC Insured (Alternative Minimum Tax)
2,000	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2007B,	11/17 at 100.00	Aa2	2,030,400
	5.300%, 11/01/37 (Alternative Minimum Tax)
450	New York State Housing Finance Agency, Affordable Housing Revenue Bonds, Series 2009B,	5/19 at 100.00	Aa2	455,873
	4.500%, 11/01/29
	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,
	Series 1996A:
95	6.100%, 11/01/15 – AGM Insured	5/12 at 100.00	AA–	95,428
150	6.125%, 11/01/20 – AGM Insured	5/12 at 100.00	AA–	150,279
11,315	Total Housing/Multifamily			11,958,001
	Tax Obligation/General – 11.9% (8.0% of Total Investments)
3,000	Dormitory Authority of the State of New York, School Districts Revenue Bond Financing Program,	10/15 at 100.00	Aa3	3,094,440
	Peekskill City School District, Series 2005D, 5.000%, 10/01/33 – NPFG Insured
1,200	Erie County, New York, General Obligation Bonds, Series 2003A, 5.250%, 3/15/16 – NPFG Insured	3/13 at 100.00	A2	1,261,812
635	Erie County, New York, General Obligation Bonds, Series 2004B, 5.250%, 4/01/13 – NPFG Insured	No Opt. Call	A2	665,836
1,000	Monroe County, New York, General Obligation Public Improvement Bonds, Series 2002, 5.000%,	3/12 at 100.00	A3	1,004,830
	3/01/16 – FGIC Insured
400	New York City, New York, General Obligation Bonds, Fiscal 2009 Series E, 5.000%, 8/01/28	8/19 at 100.00	AA	444,020
3,000	New York City, New York, General Obligation Bonds, Fiscal 2010 Series C, 5.000%, 8/01/23	8/19 at 100.00	AA	3,483,780
2,300	New York City, New York, General Obligation Bonds, Fiscal Series 2005J, 5.000%, 3/01/19 –	3/15 at 100.00	AA	2,548,745
	FGIC Insured
	New York City, New York, General Obligation Bonds, Series 2004E:
3,000	5.000%, 11/01/19 – AGM Insured (UB)	11/14 at 100.00	AA	3,293,070
2,300	5.000%, 11/01/20 – AGM Insured (UB)	11/14 at 100.00	AA	2,529,402
	Pavilion Central School District, Genesee County, New York, General Obligation Bonds, Series 2005:
1,650	5.000%, 6/15/16 – AGM Insured	6/15 at 100.00	AA–	1,839,767
1,815	5.000%, 6/15/18 – AGM Insured	6/15 at 100.00	AA–	2,012,418
1,145	Three Village Central School District, Brookhaven and Smithtown, Suffolk County, New York,	No Opt. Call	Aa2	1,393,602
	General Obligation Bonds, Series 2005, 5.000%, 6/01/18 – FGIC Insured
1,620	West Islip Union Free School District, Suffolk County, New York, General Obligation Bonds,	10/15 at 100.00	Aa3	1,855,159
	Series 2005, 5.000%, 10/01/16 – AGM Insured
6,110	Yonkers, New York, General Obligation Bonds, Series 2005A, 5.000%, 8/01/16 – NPFG Insured	8/15 at 100.00	BBB+	6,675,969
29,175	Total Tax Obligation/General			32,102,850
	Tax Obligation/Limited – 52.2% (35.1% of Total Investments)
1,575	Dormitory Authority of the State of New York, Department of Health Revenue Bonds, Series	7/15 at 100.00	AA–	1,707,001
	2005A, 5.250%, 7/01/24 – CIFG Insured
1,220	Dormitory Authority of the State of New York, Insured Revenue Bonds, 853 Schools Program –	7/12 at 100.00	N/R	1,224,416
	Anderson School, Series 1999E, Issue 2, 5.750%, 7/01/19 – AMBAC Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Special Act School	7/12 at 100.00	BBB	2,007,060
	District Program, Series 1999, 5.750%, 7/01/19 – NPFG Insured
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, Wayne-Finger Lakes Board of	8/14 at 100.00	AA–	1,581,510
	Cooperative Education Services, Series 2004, 5.000%, 8/15/23 – AGM Insured
2,410	Dormitory Authority of the State of New York, Revenue Bonds, Department of Health, Series	7/14 at 100.00	AA–	2,593,594
	2004-2, 5.000%, 7/01/20 – FGIC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities
	Improvements, Series 2005D-1:
2,120	5.000%, 2/15/15 – FGIC Insured	No Opt. Call	AA–	2,374,103
1,200	5.000%, 8/15/23 – FGIC Insured	2/15 at 100.00	AA–	1,289,388
4,600	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	A+	4,727,834
	Program, Series 2002D, 5.250%, 10/01/23 – NPFG Insured
375	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	415,121
	2005F, 5.000%, 3/15/21 – AGM Insured
2,400	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	No Opt. Call	AA–	2,574,024
	City School District Project, Series 2009A, 5.000%, 5/01/31
1,290	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/14 at 100.00	AA–	1,372,766
	City School District, Series 2004, 5.750%, 5/01/26 – AGM Insured (UB)
5,630	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AA–	6,268,949
	City School District, Series 2007A, 5.750%, 5/01/28 – AGM Insured (UB)
1,780	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/18 at 100.00	AA–	2,019,250
	City School District, Series 2008A, 5.750%, 5/01/27 – AGM Insured (UB)
5,400	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	No Opt. Call	A	5,851,926
	2011A, 5.750%, 2/15/47
10,735	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%,	2/17 at 100.00	A	10,784,914
	2/15/47 – FGIC Insured
6,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2002A,	11/12 at 100.00	AA	6,192,000
	5.250%, 11/15/25 – AGM Insured
2,760	Metropolitan Transportation Authority, New York, State Service Contract Bonds, Series 2002B,	7/12 at 100.00	AA–	2,822,072
	5.500%, 7/01/18 – NPFG Insured
4,500	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	No Opt. Call	AA–	5,620,635
	Series 2002A, 5.750%, 7/01/18 – AGM Insured (UB)
	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,
	Series 2002A:
1,250	5.500%, 1/01/19 – NPFG Insured	7/12 at 100.00	AA–	1,277,663
2,000	5.500%, 1/01/20 – NPFG Insured	7/12 at 100.00	AA–	2,043,240
2,000	5.000%, 7/01/25 – FGIC Insured	7/12 at 100.00	AA–	2,035,480
4,095	5.000%, 7/01/30 – AMBAC Insured	7/12 at 100.00	AA–	4,158,718
4,820	Nassau County Interim Finance Authority, New York, Sales and Use Tax Revenue Bonds, Series	No Opt. Call	AAA	5,258,620
	2004H, 5.250%, 11/15/13 – AMBAC Insured
	Nassau County Interim Finance Authority, New York, Sales Tax Secured Revenue Bonds, Series 2003A:
2,115	5.000%, 11/15/18 – AMBAC Insured	11/13 at 100.00	AAA	2,277,284
1,305	4.750%, 11/15/21 – AMBAC Insured	11/13 at 100.00	AAA	1,386,236
1,305	4.750%, 11/15/22 – AMBAC Insured	11/13 at 100.00	AAA	1,387,985
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
2,200	5.000%, 10/15/25 – NPFG Insured (UB)	10/14 at 100.00	AAA	2,415,094
1,600	5.000%, 10/15/26 – NPFG Insured (UB)	10/14 at 100.00	AAA	1,753,664
6,640	5.000%, 10/15/29 – AMBAC Insured (UB)	10/14 at 100.00	AAA	7,160,377
1,500	5.000%, 10/15/32 – AMBAC Insured (UB)	10/14 at 100.00	AAA	1,615,020
35	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	AAA	36,527
	Series 2003E, 5.250%, 2/01/22 – NPFG Insured
5	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	5,389
	Series 2004C, 5.000%, 2/01/19 – SYNCORA GTY Insured
	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A:
3,785	5.750%, 4/01/33 – AGM Insured	4/21 at 100.00	AA+	4,335,339
1,000	5.750%, 4/01/41	4/21 at 100.00	AA–	1,131,270
	New York Convention Center Development Corporation, New York, Hotel Fee Revenue Bonds,
	Tender Option Bonds Trust 3095:
700	13.423%, 11/15/30 – AMBAC Insured (IF)	11/15 at 100.00	AA+	820,743
3,195	13.409%, 11/15/44 – AMBAC Insured (IF)	11/15 at 100.00	AA+	3,600,094
3,000	New York State Local Government Assistance Corporation, Revenue Bonds, Series 1993E, 5.250%,	No Opt. Call	AAA	3,415,890
	4/01/16 – AGM Insured (UB)
	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General,
	Series 2005B:
7,350	5.500%, 4/01/20 – AMBAC Insured	No Opt. Call	AA	9,400,797
1,500	5.000%, 4/01/21 – AMBAC Insured	10/15 at 100.00	AA	1,679,295
1,750	New York State Thruway Authority, State Personal Income Tax Revenue Bonds, Series 2004A,	9/14 at 100.00	AAA	1,919,033
	5.000%, 3/15/24 – AMBAC Insured
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
6,300	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	6,674,976
1,000	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	1,059,520
4,500	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	4,767,840
1,000	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	1,058,590
	2005B, 5.000%, 3/15/30 – AGM Insured
1,000	Niagara Falls City School District, Niagara County, New York, Certificates of Participation,	6/15 at 100.00	AA–	1,033,120
	High School Facility, Series 2005, 5.000%, 6/15/28 – AGM Insured
2,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	AA–	2,074,640
	2010A, 5.000%, 8/01/40 – AGM Insured
295	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	AA–	308,962
	2010C, 5.125%, 8/01/42 – AGM Insured
1,210	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Hampton Bays Public	4/12 at 101.00	Baa2	1,226,154
	Library, Series 1999A, 6.000%, 10/01/19 – NPFG Insured
2,770	Syracuse Industrial Development Authority, New York, PILOT Mortgage Revenue Bonds, Carousel	1/17 at 100.00	BBB–	2,371,813
	Center Project, Series 2007A, 5.000%, 1/01/36 – SYNCORA GTY Insured (Alternative Minimum Tax)
130,720	Total Tax Obligation/Limited			141,115,936
	Transportation – 11.6% (7.8% of Total Investments)
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005A:
700	4.750%, 11/15/27 – NPFG Insured	11/15 at 100.00	AA–	757,617
3,000	4.750%, 11/15/30 – AMBAC Insured	11/15 at 100.00	A	3,071,790
2,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	A	2,069,240
	Series 2002A, 5.500%, 11/15/19 – AMBAC Insured
1,655	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	1,687,885
	Series 2011, 5.000%, 11/15/44
710	New York State Thruway Authority, General Revenue Bonds, Refunding Series 2007H, 5.000%,	1/18 at 100.00	A+	796,379
	1/01/25 – FGIC Insured
	New York State Thruway Authority, General Revenue Bonds, Series 2005F:
1,955	5.000%, 1/01/20 – AMBAC Insured	1/15 at 100.00	A+	2,132,573
5,360	5.000%, 1/01/30 – AMBAC Insured	1/15 at 100.00	A+	5,742,918
1,500	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM	7/15 at 100.00	AA–	1,626,075
	Insured (UB)
2,300	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	4/12 at 100.00	BBB	2,262,901
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
2,080	5.000%, 12/01/19 – AGM Insured	6/15 at 101.00	Aa2	2,343,682
2,625	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	2,798,171
1,475	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	Aa2	1,557,556
870	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	Aa2	1,113,217
	Eighth Series 2008, Trust 2920, 17.424%, 8/15/32 – AGM Insured (IF)
	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue
	Refunding Bonds, Series 2002E:
780	5.500%, 11/15/20 – NPFG Insured	No Opt. Call	Aa3	982,745
2,300	5.250%, 11/15/22 – NPFG Insured	11/12 at 100.00	Aa3	2,385,951
29,310	Total Transportation			31,328,700
	U.S. Guaranteed – 6.7% (4.5% of Total Investments) (4)
600	Dormitory Authority of the State of New York, Judicial Facilities Lease Revenue Bonds, Suffolk	No Opt. Call	Aaa	694,404
	County Issue, Series 1986, 7.375%, 7/01/16 – BIGI Insured (ETM)
945	Metropolitan Transportation Authority, New York, Commuter Facilities Revenue Bonds, Series	1/12 at 100.00	N/R (4)	986,882
	1997B, 5.000%, 7/01/20 – AMBAC Insured (ETM)
5,090	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1998A,	10/15 at 100.00	AA+ (4)	5,896,154
	5.000%, 4/01/23 (Pre-refunded 10/01/15) – FGIC Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 1999A,	10/14 at 100.00	AA+ (4)	1,123,010
	5.000%, 4/01/29 (Pre-refunded 10/01/14) – AGM Insured
1,435	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	1,477,318
	Series 2003C, 5.250%, 8/01/20 (Pre-refunded 8/01/12) – AMBAC Insured
1,625	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/13 at 100.00	Aaa	1,713,400
	Series 2003E, 5.250%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured
1,995	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	2/14 at 100.00	AAA	2,186,380
	Series 2004C, 5.000%, 2/01/19 (Pre-refunded 2/01/14) – SYNCORA GTY Insured
3,910	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	Aaa	4,112,108
	Fiscal Series 2003D, 5.000%, 2/01/22 (Pre-refunded 2/01/13) – NPFG Insured
16,600	Total U.S. Guaranteed			18,189,656
	Utilities – 9.4% (6.3% of Total Investments)
2,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001A,	3/12 at 100.00	AA–	2,504,375
	5.000%, 9/01/27 – AGM Insured
2,620	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2003C,	9/13 at 100.00	A3	2,773,794
	5.000%, 9/01/16 – CIFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
4,540	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A–	4,985,283
6,160	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	A–	6,643,745
3,000	5.000%, 12/01/26 – AGC Insured	6/16 at 100.00	AA+	3,348,630
625	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A–	644,069
	5.000%, 12/01/35 – CIFG Insured
3,310	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2008A, 5.500%,	5/19 at 100.00	AA+	3,720,076
	5/01/33 – BHAC Insured
760	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	Aa2	853,320
	11/15/19 – FGIC Insured
23,515	Total Utilities			25,473,292
	Water and Sewer – 11.2% (7.5% of Total Investments)
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/19 at 100.00	AA+	3,373,740
	Bonds, Second Generation Resolution, Fiscal 2010 Series 2009BB, 5.000%, 6/15/27
5,330	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/21 at 100.00	AA+	5,748,297
	Bonds, Second Generation Resolution, Fiscal 2012 Series BB, 5.000%, 6/15/44
2,575	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	6/16 at 100.00	AAA	2,705,450
	Bonds, Series 2006B, 5.000%, 6/15/36 – NPFG Insured (UB)
3,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/14 at 100.00	AAA	3,208,110
	Bonds, Fiscal Series 2004C, 5.000%, 6/15/35 – AMBAC Insured
5,030	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	5,490,698
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/27 – NPFG Insured (UB)
3,845	New York State Environmental Facilities Corporation, Revenue Bonds, State Revolving Funds	4/20 at 100.00	AAA	4,194,626
	Master Financing, Series 2010C, 5.000%, 10/15/35
5,200	Suffolk County Water Authority, New York, Waterworks Revenue Bonds, Series 2005C, 5.000%,	6/15 at 100.00	AAA	5,477,472
	6/01/28 – NPFG Insured (UB)
27,980	Total Water and Sewer			30,198,393
$ 378,050	Total Investments (cost $380,157,044) – 148.9%			402,450,977
	Floating Rate Obligations – (13.7)%			(37,145,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (41.6)% (5)			(112,300,000)
	Other Assets Less Liabilities – 6.4%			17,240,693
	Net Assets Applicable to Common Shares – 100%			$ 270,246,670

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$402,450,977	$—	$402,450,977

During the period ended December 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2011, the cost of investments was $342,731,454.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2011, were as follows:

Gross unrealized:
Appreciation	$23,569,230
Depreciation	(983,526)
Net unrealized appreciation (depreciation) of investments	$22,585,704

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.9%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         February 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         February 29, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         February 29, 2012